4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Fair value	R$ (99.2)
Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Type of risk hedged	Total Return Swap
Maturities	02.2019
Assets (Hedged object)	BRFS3
Liabilities (Protected risk)	110.00% CDI
Value (notional)	R$ 170.0
Fair value	R$ (99.2)